Off-Balance-Sheet Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
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Summary of Contractual Amounts of Financial Instruments

A summary of the contractual amounts of the Company’s financial instruments with off-balance-sheet risk at December 31, 2016 is as follows (in thousands):

Commitments to extend credit	$0

Construction loans in process	$7,426

Unused lines of credit	$31,276

Standby financial letters of credit	$1,702

Standby performance letters of credit	$183

Guaranteed Accounts	$694